Jun. 30, 2024
UBS International Sustainable Equity Fund | UBS International Sustainable Equity Fund
Investment objective
The Fund seeks to maximize total return, consisting of capital appreciation and current income by investing primarily in the equity securities of non-US issuers.
Fees and expenses

These tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" beginning on page 91 of this prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" beginning on page 93 of the Fund's statement of additional information ("SAI"). In addition to the fees and expenses described below, you may also be required to pay commissions or other fees to your broker for transactions in Class P shares. Shares of the Fund are available in classes other than Class P that have different fees and expenses.

Different intermediaries and financial professionals may make available different sales charge waivers or discounts. These variations are described in Appendix A beginning on page A-1 of this prospectus.

Shareholder fees (fees paid directly from your investment)
	Class A	Class P
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	None[1]	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class P
Management fees	0.80%	0.80%
Distribution and/or service (12b-1) fees	0.25	None
Other expenses[2,3]	0.44	0.37
Total annual fund operating expenses	1.49	1.17
Less management fee waiver/expense reimbursements[4]	0.24	0.17
Total annual fund operating expenses after management fee waiver/expense reimbursements[4]	1.25	1.00

[1]  Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% CDSC if sold within one year of the purchase date.

[2]  "Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the Fund.

[3]  "Other expenses" do not reflect any extraordinary expenses incurred during the most recent fiscal year, such as the costs associated with a proxy statement of the Fund. Had these expenses been included, "Other expenses" would have been 0.45% for Class A and 0.38% for Class P.

[4]  UBS Asset Management (Americas) LLC, the Fund's investment advisor and administrator ("UBS AM (Americas)" or the "Advisor"), has agreed irrevocably to waive its fees and reimburse certain expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses, such as proxy-related expenses) so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses, such as proxy-related expenses) do not exceed 1.25% for Class A shares and 1.00% for Class P shares. This fee waiver and expense arrangement may only be amended or terminated by shareholders.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the irrevocable fee waiver and expense reimbursement for all years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class A	$670	$925	$1,199	$1,978
Class P	102	318	552	1,225

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Principal strategies

Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities. Investments in equity securities may include, but are not limited to, dividend-paying securities, common stock and preferred stock of issuers located throughout the world and equity securities of real estate investment trusts ("REITs"). Under normal market conditions, the Fund invests primarily (at least 65% of its total assets) in issuers organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States. Up to 35% of the Fund's assets may be invested in US equity securities. The Fund may invest in issuers from both developed and emerging markets. The Fund's investments may include investments in China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange, the Shenzhen Stock Exchange, and the Beijing Stock Exchange). The Fund may also invest in US- or Hong Kong-listed issuers that have entered into contractual relationships with a China-based business and/or individuals/entities affiliated with the business structured as a variable interest entity ("VIE"). In a VIE structure, instead of directly owning the equity interests in a Chinese company, the listed company has contractual arrangements with the Chinese company. These contractual arrangements are expected to provide the listed company (and investors in such company, such as the Fund) with exposure to the China-based company. These arrangements are often used because of Chinese governmental restrictions on non-Chinese ownership of companies in certain industries in China. The Advisor, on behalf of the Fund, intends to diversify broadly among countries, but reserves the right to invest a substantial portion of the Fund's assets in one or more countries if economic and business conditions warrant such investments. The Fund may invest in stocks of companies of any size.

The Fund may, but is not required to, use exchange-traded or over-the-counter ("OTC") derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, index or other market factor and may relate to stocks, bonds, interest rates, credit, currencies or currency exchange rates, commodities and related indexes. The derivatives in which the Fund may invest include futures, forward currency agreements and equity participation notes. All of these derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund. Futures on currencies and forward currency agreements may also be used to hedge against a specific currency. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments (except for forward currency agreements); or to obtain exposure to certain markets (except for forward currency agreements). The Fund also may use futures contracts on equity securities and indices to gain market exposure on its uninvested cash.

Under certain market conditions, the Fund may invest in companies at the time of their initial public offering ("IPO").

Management process

The Advisor's investment decisions are based upon price/value discrepancies as identified by the Advisor's fundamental valuation process and material sustainability factors across environmental, social and governance ("ESG") criteria.

In constructing the Fund's portfolio, the Advisor employs a positive screening process to identify equity securities of companies that are attractive based on their fundamental valuation profile in addition to evaluating specific sustainability factors. In selecting securities for the Fund, the Advisor focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the Advisor's assessment of what a security is worth. The Advisor will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the Advisor bases its estimates of value upon country, economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Advisor then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stocks across industries and countries with attractive relative price/value characteristics. Sustainability factors used by the Advisor in security selection are considered to be financially material factors that help the Advisor evaluate and compare the ESG performance relative to its industry and/or sector. This information is combined with additional financial analysis and research described above to identify companies the Advisor believes will provide attractively valued and sustainable investment opportunities.

In considering sustainability factors, the Advisor uses ESG tools such as an ESG Material Issues Framework to identify 3 to 5 of the most financially relevant factors, per sector, that can impact the investment thesis across different industry sectors. The universe of sustainability issues includes environmental factors such as global greenhouse gas emissions and wastewater management; social factors such as customer privacy and product safety; and governance factors such as critical and systemic risk management.

The Advisor also uses a proprietary risk tool to combine scores and data points from a number of reputable external research providers together with the UBS ESG Score to form the UBS Blended ESG Score. The Blended ESG Score is a normalized weighted average of ESG Score data from internal and recognized external providers (on a scale of 1-10 with 10 having the best sustainability profile). In addition, absolute ESG risks such as poor corporate governance and high ESG controversy levels are included in the Advisor's risk tool. Collectively, these inputs may lead to an ESG Risk Signal which flags companies with high ESG risks. Once outliers are identified, the Advisor conducts more in-depth analysis to assess the material impact of the ESG risks.

The individual investments in the Fund have a UBS Blended ESG Score (on a scale of 1-10, with 10 having the best sustainability profile). The Fund's sustainability profile is measured using the weighted average UBS Blended ESG score. The Fund seeks to maintain a sustainability profile that is higher than its benchmark, the MSCI World ex-US Index, based on the Advisor's framework. The Fund's sustainability profile is measured by its benchmark profile and the corresponding results are calculated at least once a year. The Fund's sustainability profile calculation does not take account of cash and unrated investment instruments.

In addition, the Advisor excludes from the Fund's portfolio companies or sectors that manufacture products or engage in business activities viewed as having a negative social or environmental impact. Such products or business activities include certain controversial weapons, natural resource extraction activities, thermal coal power generation, and certain controversial behavior and business activities as well as the failure of a portfolio company to meet certain engagement objectives identified by the Advisor. The Advisor may modify the above list of negative screens at any time, without prior shareholder approval or notice.

Performance

Risk/return bar chart and table

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. The index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class P shares' after-tax returns shown.

Total return (Class P)

Total return January 1 - September 30, 2024: 13.43% Best quarter during calendar years shown—2Q 2020: 17.80% Worst quarter during calendar years shown—1Q 2020: (22.64)%
Average annual total returns (figures reflect sales charges) (for the periods ended December 31, 2023)
Class (inception date)	1 year	5 years	10 years
Class A (6/30/97) Return before taxes	8.88%	5.77%	3.98%
Class P (8/31/93) Return before taxes	15.39	7.24	4.83
Return after taxes on distributions	14.99	6.02	4.08
Return after taxes on distributions and sale of fund shares	9.11	5.68	3.85
MSCI World ex-US Index	17.94	8.45	4.32